Revenue - Changes in Contract Liabilities (Detail) - Rocket Lab USA, Inc. - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Contract liabilities, beginning of year	$ 26,132	$ 10,211	$ 11,590
Customer advances received	17,116	24,694	8,672
Recognition of unearned revenue	(12,110)	(8,773)	(10,051)
Contract liabilities, end of year	$ 31,138	$ 26,132	$ 10,211